Valuation of derivatives interest cost from labor obligations and other financial items net - Schedule of Valuation of Derivatives and Other Financial Items (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about financial instruments [abstract]
(Loss) gain in valuation of derivatives, net	$ 12,378,193		$ 4,432,023	$ (4,686,407)
Capitalized interest expense (Note 10 b)	1,771,613		2,233,358	2,020,288
Commissions	(1,135,082)		(2,820,477)	(1,901,473)
Interest cost of labor obligations (Note 18)	(13,105,693)		(11,377,054)	(9,968,526)
Interest expense on taxes	(59,032)		(516,522)	(555,921)
Dividend received (Note 4)	2,122,826		1,773,336	2,605,333
Gain on net monetary positions	3,262,512	$ 164	4,267,194	4,429,145
Other financial cost	(3,944,229)		(5,067,200)	(2,118,755)
Total	$ 1,291,108	$ 65	$ (7,075,342)	$ (10,176,316)